Inventory - Schedule of Inventory (Details)	Sep. 30, 2025 CNY (¥)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 CNY (¥)
Schedule of Inventory [Abstract]
Yarns	¥ 441,904	$ 62,074	¥ 133,431
Less: provision for inventory obsolescence			(6,135)
Total	¥ 441,904	$ 62,074	¥ 127,296